Securities Available for Sale - Amortized Cost, Gross Unrealized Gains and Losses and Fair Values of Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	$ 810,959	$ 844,030	$ 1,088,149
Securities available for sale, amortized cost	423,451	411,228	305,283
Securities available for sale, Gross Unrealized Gains	8,774	10,289	14,635
Securities available for sale, Gross Unrealized Losses	7,727	9,198	22,010
Securities available for sale, Fair value	420,458	407,898	300,122
Securities available for sale, Fair value	812,006	845,121	1,080,774
Residential Pass-Through Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	290,295	347,810	622,378
Mortgage-backed securities, Gross Unrealized Gains	6,773	8,908	14,321
Mortgage-backed securities, Gross Unrealized Losses	1,146	2,765	8,545
Securities available for sale, Fair value	295,922	353,953	628,154
Commercial Pass-Through Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	16,375		94,505
Mortgage-backed securities, Gross Unrealized Gains	75		5
Mortgage-backed securities, Gross Unrealized Losses			4,494
Securities available for sale, Fair value	16,450		90,016
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, amortized cost	423,451	411,228	305,283
Securities available for sale, Gross Unrealized Gains	1,910	1,369	285
Securities available for sale, Gross Unrealized Losses	4,903	4,699	5,446
Securities available for sale, Fair value	420,458	407,898	300,122
Debt Securities [Member] | Trust Preferred Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, amortized cost	8,891	8,887	8,878
Securities available for sale, Gross Unrealized Gains	20	32
Securities available for sale, Gross Unrealized Losses	1,091	1,121	1,554
Securities available for sale, Fair value	7,820	7,798	7,324
Debt Securities [Member] | Collateralized Loan Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, amortized cost	128,607	120,089	78,366
Securities available for sale, Gross Unrealized Gains			190
Securities available for sale, Gross Unrealized Losses	2,299	517	70
Securities available for sale, Fair value	126,308	119,572	78,486
Collateralized Mortgage Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	80,838	84,992	65,983
Mortgage-backed securities, Gross Unrealized Gains	16	12	24
Mortgage-backed securities, Gross Unrealized Losses	1,678	1,734	3,525
Securities available for sale, Fair value	79,176	83,270	62,482
Collateralized Mortgage Obligations [Member] | Federal Home Loan Mortgage Corporation [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	31,637	33,505	9,825
Mortgage-backed securities, Gross Unrealized Losses	470	485	470
Securities available for sale, Fair value	31,167	33,020	9,355
Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	387,508	432,802	782,866
Mortgage-backed securities, Gross Unrealized Gains	6,864	8,920	14,350
Mortgage-backed securities, Gross Unrealized Losses	2,824	4,499	16,564
Securities available for sale, Fair value	391,548	437,223	780,652
U.S. Agency Securities [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, amortized cost	7,814	4,159	4,955
Securities available for sale, Gross Unrealized Gains	63	48	60
Securities available for sale, Gross Unrealized Losses	13	2
Securities available for sale, Fair value	7,864	4,205	5,015
Obligations of State and Political Subdivisions [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, amortized cost	27,525	27,537	27,560
Securities available for sale, Gross Unrealized Gains	137	9
Securities available for sale, Gross Unrealized Losses	219	773	2,253
Securities available for sale, Fair value	27,443	26,773	25,307
Asset-backed Securities [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, amortized cost	87,550	87,480	25,417
Securities available for sale, Gross Unrealized Gains	1,259	663	1
Securities available for sale, Gross Unrealized Losses	202	827	620
Securities available for sale, Fair value	88,607	87,316	24,798
Corporate Bonds [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, amortized cost	163,064	163,076	160,107
Securities available for sale, Gross Unrealized Gains	431	617	34
Securities available for sale, Gross Unrealized Losses	1,079	1,459	949
Securities available for sale, Fair value	162,416	162,234	159,192
Federal National Mortgage Association [Member] | Collateralized Mortgage Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	49,017	51,277	56,158
Mortgage-backed securities, Gross Unrealized Gains	16	12	24
Mortgage-backed securities, Gross Unrealized Losses	1,206	1,249	3,055
Securities available for sale, Fair value	47,827	50,040	53,127
Non-Agency Securities [Member] | Collateralized Mortgage Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	184	210
Mortgage-backed securities, Gross Unrealized Losses	2
Securities available for sale, Fair value	182	210
Residential Pass-Through Securities: Government National Mortgage Association [Member] | Residential Pass-Through Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	2,748	3,055	5,889
Mortgage-backed securities, Gross Unrealized Gains	261	221	444
Mortgage-backed securities, Gross Unrealized Losses	1
Securities available for sale, Fair value	3,008	3,276	6,333
Residential Pass-Through Securities: Federal Home Loan Mortgage Corporation [Member] | Residential Pass-Through Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	171,495	196,882	290,133
Mortgage-backed securities, Gross Unrealized Gains	2,908	3,937	4,827
Mortgage-backed securities, Gross Unrealized Losses	772	1,929	4,600
Securities available for sale, Fair value	173,631	198,890	290,360
Residential Pass-Through Securities: Federal Home Loan Mortgage Corporation [Member] | Commercial Pass-Through Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost			116
Mortgage-backed securities, Gross Unrealized Gains			2
Securities available for sale, Fair value			118
Residential Pass-Through Securities: Federal National Mortgage Association [Member] | Residential Pass-Through Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	116,052	147,873	326,356
Mortgage-backed securities, Gross Unrealized Gains	3,604	4,750	9,050
Mortgage-backed securities, Gross Unrealized Losses	373	836	3,945
Securities available for sale, Fair value	119,283	151,787	331,461
Commercial Pass-Through Securities: Federal National Mortgage Association [Member] | Commercial Pass-Through Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	16,375		94,389
Mortgage-backed securities, Gross Unrealized Gains	75		3
Mortgage-backed securities, Gross Unrealized Losses			4,494
Securities available for sale, Fair value	$ 16,450		$ 89,898